Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Depreciation	$ 5,841	$ 0
Cumulative foreign translation adjustment	4,010	3,447
Deferred cost of goods sold deduction	2,507	0
Interest accrual on forfeited pawn loans	1,053	1,365
Deferred compensation	773	0
Allowance for consumer loan losses	427	0
Other	1,091	495
Total deferred tax assets	15,702	5,307
Deferred tax liabilities:
Intangible asset amortization	17,760	15,823
Share-based compensation	918	1,101
Other	807	510
Total deferred tax liabilities	19,485	17,434
Net deferred tax liabilities	(3,783)	(12,127)
Current deferred tax assets	5,044	1,148
Non-current deferred income tax liabilities	$ (8,827)	$ (13,275)